Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 item	Dec. 31, 2017 item lb	Dec. 31, 2017 item kg	Dec. 31, 2017 item	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 MXN ($) item	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Revenue [abstract]
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to		220	100
Aeronautical services:
Domestic TUA						$ 2,801,751	$ 2,477,711	$ 1,863,875
International TUA						921,539	810,519	632,834
Landing charges						178,638	167,298	150,739
Platform for embarking and disembarking						119,123	118,004	107,465
Aircraft parking charges on extended stay or overnight						31,923	33,242	30,284
Domestic and international passenger and carry-on baggage check						48,762	37,925	36,433
Aerocars and jetways						44,234	40,715	38,983
Other airport services, leases and regulated access rights						201,061	187,321	172,517
Total revenues from aeronautical services					$ 220,266	4,347,031	3,872,735	3,033,130
Commercial activities
Car parking charges						200,948	192,063	181,631
Advertising						106,045	120,591	115,579
Retail operations						106,908	97,631	75,975
Food and beverage						101,577	85,995	67,187
Car rental operators						92,770	75,966	60,168
Time share developers						13,193	13,967	12,283
Financial services						7,418	6,457	5,930
Communication and services						13,604	10,362	13,120
Services to passengers						2,662	2,803	2,669
VIP lounges						20,453	16,937	10,119
Loyalty program							911	1,772
Other services						31,420	26,787	23,421
Total revenue from commercial activities						696,998	650,470	569,854
Diversification activities:
Hotel services						340,279	311,679	229,352
OMA Carga						152,963	132,211	107,443
Real estate services						12,328	12,988	10,966
Industrial services						14,647	4,952
Other services						4,405	5,852	2,088
Total diversification activities						524,622	467,682	349,849
Complementary activities:
Leasing of space						73,575	67,784	69,376
Access rights						16,538	13,984	11,156
Documented baggage inspection						132,262	121,400	99,974
Other services (CUSS and CUTE)						12,343	11,442	11,332
Total of complimentary activities						234,718	214,610	191,838
Total revenue from non-aeronautical services					$ 73,793	1,456,338	1,332,762	1,111,541
Incentives given to airlines						$ 62,048	$ 11,759	$ 245,553
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports				82.00%			75.00%	77.00%